Document And Entity Information	May 10, 2024
Document Information [Line Items]
Entity, Registrant Name	Laird Superfood, Inc.
Document, Type	8-K/A
Document, Period End Date	May 10, 2024
Entity, Incorporation, State or Country Code	NV
Entity, File Number	1-39537
Entity, Tax Identification Number	81-1589788
Entity, Address, Address Line One	5303 Spine Road
Entity, Address, Address Line Two	Suite 204
Entity, Address, City or Town	Boulder
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80301
City Area Code	541
Local Phone Number	588-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	LSF
Security Exchange Name	NYSE
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Description	Form 8-K/A date of report 05-10-24
Amendment Flag	true
Entity, Central Index Key	0001650696